Fees Summary	Sep. 03, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The term sheet to which this Exhibit is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 20,955,650
Final Prospectus	true